BIOLOGICAL ASSETS (Details)	12 Months Ended
Dec. 31, 2017
Chile [Member] | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	24
Chile [Member] | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	12
Argentina [Member] | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	15
Argentina [Member] | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	10
Uruguay [Member] | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	-
Uruguay [Member] | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	10
Brazil [Member] | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	15
Brazil [Member] | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Useful lives or depreciation rates, biological assets, at cost	7